Note 5 - Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2025
Notes Tables
Property, Plant and Equipment [Table Text Block]
	As of:
	March 31,	March 31,
	2025	2024
Land and land improvements	$52,339	$49,627
Buildings and improvements	238,709	236,141
Machinery and equipment	502,223	457,433
Office equipment, furniture, vehicles and computer software	15,604	14,971
Construction in progress	16,177	14,450
Property, plant and equipment, cost	825,052	772,622
Less: accumulated depreciation	(500,284)	(467,606)
Property, plant and equipment, net	$324,768	$305,016